Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 626	$ 316	$ 405